Employee Benefit Plans (Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets) (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
		Feb. 28, 2018	Aug. 31, 2019	Aug. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			$ 10
Current service cost			11	$ 14
Effect of experience adjustments		$ 85
Net defined benefit liability (asset), ending balance			69	10
Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			446	532
Current service cost			11	14
Interest cost (income)			17	18
Payment of benefits to employees			(18)	(25)
Transfer from DC plan			1	3
Effect of changes in demographic assumptions			(4)	(5)
Effect of change in financial assumptions			56	0
Effect of experience adjustments	[1]		(4)	(91)
Net defined benefit liability (asset), ending balance			505	446
Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			436	433
Employer contributions			5	5
Interest cost (income)			(16)	16
Payment of benefits to employees			(19)	(25)
Transfer from DC plan			1	3
Return on plan assets, excluding interest income			(3)	4
Net defined benefit liability (asset), ending balance			436	436
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			8
Current service cost			5	6
Net defined benefit liability (asset), ending balance			61	8
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			429	518
Current service cost			5	6
Interest cost (income)			16	17
Payment of benefits to employees			(17)	(18)
Transfer from DC plan			0	0
Effect of changes in demographic assumptions			(4)	(5)
Effect of change in financial assumptions			53	0
Effect of experience adjustments	[1]		(4)	(89)
Net defined benefit liability (asset), ending balance			478	429
SERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			421	420
Employer contributions			0	0
Interest cost (income)			(15)	(15)
Payment of benefits to employees			(17)	(18)
Transfer from DC plan			0	0
Return on plan assets, excluding interest income			(2)	4
Net defined benefit liability (asset), ending balance			417	421
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			2
Current service cost			6	8
Net defined benefit liability (asset), ending balance			8	2
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			17	14
Current service cost			6	8
Interest cost (income)			1	1
Payment of benefits to employees			(1)	(7)
Transfer from DC plan			1	3
Effect of changes in demographic assumptions			0	0
Effect of change in financial assumptions			3	0
Effect of experience adjustments	[1]		0	(2)
Net defined benefit liability (asset), ending balance			27	17
ERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance			15	13
Employer contributions			5	5
Interest cost (income)			(1)	(1)
Payment of benefits to employees			(2)	(7)
Transfer from DC plan			1	3
Return on plan assets, excluding interest income			(1)	0
Net defined benefit liability (asset), ending balance			$ 19	$ 15

[1]

In the second quarter of fiscal 2018, a remeasurement related to the effect of experience adjustments of $ 85 was recognized to reflect the decrease in the accrued benefit obligation due to demographic experience in the quarter.